    Appendix 2

Auto Stereoscopic Display (ASD) Market Overview

Overall Market Size and Breakdown by Product Category

Auto Stereoscopic Display (ASD) Market Overview
Overall Market Size and Breakdown by Product Category - ASEAN

Subject to Change

Size of ASD Market (ASEAN), by Sales Value, Distributor Price, 2011-2020E

CAGR	2011-2015	2016E-2020E
Total	14.4%	32.1%
Hardware	14.8%	33.7%
Others	13.0%	25.3%


USD Million
900.0
800.0
700.0
600.0
500.0
400.0
300.0
200.0
100.0
0.0
2011: 142.0 / 110.4 / 31.6
2012: 157.7 / 123.1 / 34.6
2013: 178.8 / 140.1 / 38.7
2014: 206.5 / 162.1 / 44.4
2015: 243.2 / 191.6 / 51.6
2016E: 291.9 / 230.4 / 61.5
2017E: 367.0 / 292.1 / 74.9
2018E: 474.5 / 381.8 / 92.7
2019E: 636.9 / 520.0 / 116.9
2020E: 888.5 / 736.8 / 151.7
Hardware
Others (Software, content and service)

- From the perspective of distributor price, the total sales value of ASD products in ASEAN (Indonesia, Malaysia, Philippines, Thailand and Vietnam included) has witnessed a CAGR of 14.4% from USD142.0 million in 2011 to USD243.2 million in 2015, while the market of ASD hardware products grew at a CAGR of 14.8% from USD110.4 million in 2011 to USD191.6 million in 2015. Over the period from 2016 to 2020, the total sales value of ASD products in ASEAN is projected to grow at a CAGR of 32.1%, reaching USD888.5 million in the year of 2020.
- Compared with other countries in Asia, such as Japan, Korea and the PRC, the technology level of ASD in ASEAN lags behind. However, due to the low labor cost, it is anticipated that an increasing number of ASD hardware manufacturing sites would be transferred to ASEAN countries. The market size of ASD hardware products in ASEAN is expected to grow at a CAGR as high as 33.7% from 2016 to 2020, during which, correspondingly, the market of matched software, content and service is estimated to grow at a CAGR of 25.3%.

Source: Frost & Sullivan

Auto Stereoscopic Display (ASD) Market Overview

Overall Market Size and Breakdown by Product Category - the PRC

Subject to Change

Size of ASD Market (the PRC), by Sales Value, Distributor Price, 2011-2020E

CAGR	2011-2015	2016E-2020E
Total	20.8%	33.1%
Hardware	22.2%	32.9%
Others	16.7%	33.8%



RMB Million
15,000.0
10,000.0
5,000.0
0.0
1,657.7
1,199.1
458.6
1,918.0
1,406.6
511.4
2,278.8
1,696.3
582.5
2,778.4
2,088.2
690.2
3,526.7
2,677.0
849.7
4,587.3
3,498.9
1,088.4
6,018.1
4,601.0
1,417.1
7,980.3
6,105.5
1,874.8
10,661.3
8,126.5
2,534.8
14,415.4
10,930.1
3,485.3
2011
2012
2013
2014
2015
2016E
2017E
2018E
2019E
2020E
Hardware
Others (Software, content and service)

- The size of ASD market in the PRC in terms of sales value based on the distributor price has demonstrated a CAGR of 20.8% during the period from 2011 to 2015, growing from RMB1657.7 million in 2011 to RMB3,526.7 million in 2015. In the future, the ASD market in the PRC is estimated to show an impressing CAGR of 33.1% from 2016 to 2020 and finally to reach RMB14,415.4 million in 2020, driven by the increasing application fields of ASD as well as the growing maturity of technology.
- In line with the fierce competition in hardware, the sector of ASD hardware products has been taking the largest share in the total market. There is still plenty of space in the improvement and exploration of the ASD hardware products, so it is projected that related development in the hardware sector is likely to continue in the future. The sales value of ASD hardware products in the PRC is estimated to grow at a CAGR of 32.9% from 2016 to 2020. Correspondingly, with the growth in hardware, the sector of software, content and service tends to keep pace, growing at a CAGR of 33.8% to form integrated ASD solution market over the period from 2016 to 2020.

Source: Frost & Sullivan

Auto Stereoscopic Display (ASD) Market Overview

Market Size Breakdown by Application - the PRC

Subject to Change

Market Size Breakdown by Application (the PRC), 2015



43.4%
28.2%
12.7%
7.6%
4.7%
3.5%
Gaming & Entertainment
Advertising
Digital Picture Frame
Education
Medical
Others

Market Size Breakdown by Application (the PRC), 2020E



39.4%
26.5%
15.3%
9.2%
5.3%
4.2%

- Gaming & entertainment was the largest application filed of ASD products with an occupying rate of 43.4% in the total market size in the PRC in 2015, followed by advertising as the second largest application field with an occupying rate of 28.2% and digital picture frame as the third largest application field with a share of 12.7%. In comparison with gaming & entertainment and advertising, digital picture frame, educational and medical fields are emerging markets for ASD. Educational and medical fields took up an accumulative share of 12.3% in the market of ASD products in the PRC in the year of 2015, while other applications, which may include military, construction, etc. took up a share of 3.5%.
- In the following several years, the application of ASD technology in digital picture frame, educational and medical fields tends to be widened, with the share rising to 15.3%, 9.2% and 5.3%, respectively, in 2020. Also, with the further exploration and development of ASD technology, ASD products are expected to be used in more new areas. The application of ASD products will be symbolic of diversification in the future.

Source: Frost & Sullivan

Auto Stereoscopic Display (ASD) Market Overview

Overall Market Size and Breakdown by Product Category - Hong Kong

Subject to Change

Size of ASD Market (Hong Kong), by Sales Value, Distributor Price, 2011-2020E

CAGR	2011-2015	2016E-2020E
Total	21.5%	29.2%
Hardware	22.3%	29.0%
Others	18.7%	29.9%



HKD Million
3,500.0
3,000.0
2,500.0
2,000.0
1,500.0
1,000.0
500.0
0.0
395.1
299.3
95.8
465.8
111.4
354.4
566.5
434.5
132.0
692.6
535.3
157.3
860.6
670.7
189.9
1,085.3
846.4
238.9
1,382.9
1,078.3
304.6
1,773.3
1,381.3
392.0
2,293.0
1,784.6
508.4
3,026.5
2,346.8
679.7
2011
2012
2013
2014
2015
2016E
2017E
2018E
2019E
2020E
Hardware
Others (Software, content and service)

- The ASD market in Hong Kong has registered healthy and stable growth during the past few years. The size of total ASD products in terms of sales value based on the distributor price in Hong Kong has grown from HKD395.1 million in 2011 to HKD860.6 million in 2015, demonstrating a CAGR of 21.5%, whilst the hardware products has grown at a CAGR of 22.3%. The total market size is projected to reach HKD3,026.5 million in the year of 2020 at a CAGR of 29.2% from 2016 to 2020.
- Compared with the PRC and ASEAN, ASD market in Hong Kong has been through a more experienced developing history. Consequently, the technology level and the industry maturity of ASD is higher in Hong Kong, which offers Hong Kong players competitive strengths in their entry to the ASD market of the PRC and ASEAN.

Source: Frost & Sullivan